Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,738
Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	78
Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	469
Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	508
Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	22
Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	7
Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	558
Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	96
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	976
2021 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	62
2021 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	469
2021 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	338
2021 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	20
2021 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2021 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	55
2021 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	30
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	262
2022 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	10
2022 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2022 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	155
2022 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2022 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2022 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	49
2022 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	46
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	53
2023 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2023 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2023 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1
2023 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2023 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2023 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	46
2023 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	447
Subsequent years | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
Subsequent years | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	14
Subsequent years | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	5
Subsequent years | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	408
Subsequent years | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 17